Significant events - Merchant business (Details) $ in Millions	Dec. 03, 2020 MXN ($)
Santander Merchant Platform Solutions Mexico, S.A. de C.V.
Disclosure of associates [line items]
Sale price of acquisition contracts	$ 1,600